Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases
Operating lease costs	¥ 1,200,344	$ 169,065	¥ 557,477	¥ 385,377
Short-term lease	178,288	$ 25,111	174,402	141,507
Leasing cost other than operating lease costs and short-term lease costs | ¥	¥ 0		¥ 0	¥ 0
Operating leases | item	0	0
Weighted average remaining lease terms of the right-of-use assets	3 years 25 days	3 years 25 days	2 years 10 months 13 days	2 years 8 months 26 days
Weighted average incremental borrowing rate	3.44%	3.44%	4.05%	4.38%